Financial instruments - Activity in level 3 financial liabilities (Details) - Level 3 - Contingent consideration liabilities - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Changes in fair value measurement, liabilities [abstract]
Balance as of January 1	$ (112)	$ (157)
Accretion for passage of time	(4)	(7)
Adjustments for changes in assumptions	7	0
Payments	0	15
Balance as of June 30	$ (109)	$ (149)